CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS (Tables)	3 Months Ended
Mar. 31, 2015
CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS [Abstract]
Condensed Balance Sheet
12. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONDENSED CONSOLIDATING BALANCE SHEET
(UNAUDITED)

	March 31, 2015
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
ASSETS
Current assets:
Cash and cash equivalents	$20,179	$—	$—	$—	$20,179
Accounts receivable - affiliate	—	13,950	—	—	13,950
Prepaid expense and other current assets	124	179	—	—	303
Due from related parties	648	45,330	—	(45,978)	—
Total current assets	20,951	59,459	—	(45,978)	34,432

Property, plant and equipment, net	—	146,900	—	—	146,900
Investment in subsidiaries	187,255	—	—	(187,255)	—
Marketable Securities	234,939	—	—	—	234,939
Deferred charges and other assets, net	1,991	—	—	—	1,991
Total assets	$445,136	$206,359	$—	$(233,233)	$418,262

LIABILITIES AND EQUITY
Current liabilities:
Accounts Payable - affiliate	490	2,432	—	—	2,922
Accounts Payable and accrued liabilities	1,318	186	—	—	1,504
Due to related parties	45,330	648	—	(45,978)	—
Total current liabilities	47,138	3,266	—	(45,978)	4,426

Long-term debt	510,000	—	—	—	510,000
Total liabilities	557,138	3,266	—	(45,978)	514,426

Commitments and contingencies

Equity:
Net investment	—	203,093	—	(187,255)	15,838
Common unitholders - Public (15,812,500 units issued and outstanding)	340,000	—	—	—	340,000
Common unitholders - PBF LLC (1,284,524 units issued and outstanding)	(165,932)		—	—	(165,932)
Subordinated unitholders - PBF LLC (15,886,553 units issued and outstanding)	(286,070)	—	—	—	(286,070)
Total equity	(112,002)	203,093	—	(187,255)	(96,164)
Total liabilities and equity	$445,136	$206,359	$—	$(233,233)	$418,262

12. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONDENSED CONSOLIDATING BALANCE SHEET
(UNAUDITED)

	December 31, 2014
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
ASSETS
Current assets:
Cash and cash equivalents	$14,165	$—	$—	$—	$14,165
Accounts receivable - affiliate	—	11,630	—	—	11,630
Prepaid expense and other current assets	224	173	—	—	397
Due from related parties	245	24,393	—	(24,638)	—
Total current assets	14,634	36,196	—	(24,638)	26,192

Property, plant and equipment, net	—	146,867	—	—	146,867
Investment in subsidiaries	163,835	—	—	(163,835)	—
Marketable Securities	234,930	—	—	—	234,930
Deferred charges and other assets, net	2,152	—	—	—	2,152
Total assets	$415,551	$183,063	$—	$(188,473)	$410,141

LIABILITIES AND EQUITY
Current liabilities:
Accounts Payable - affiliate	481	2,742	—	—	3,223
Accounts Payable and accrued liabilities	970	528	—	—	1,498
Due to related parties	24,393	245	—	(24,638)	—
Total current liabilities	25,844	3,515	—	(24,638)	4,721

Long-term debt	510,000	—	—	—	510,000
Total liabilities	535,844	3,515	—	(24,638)	514,721

Commitments and contingencies

Equity:
Net investment	—	179,548	—	(163,835)	15,713
Common unitholders - Public (15,812,500 units issued and outstanding)	336,369	—	—	—	336,369
Common unitholders - PBF LLC (1,284,524 units issued and outstanding)	(167,787)	—	—	—	(167,787)
Subordinated unitholders - PBF LLC (15,886,553 units issued and outstanding)	(288,875)	—	—	—	(288,875)
Total equity	(120,293)	179,548	—	(163,835)	(104,580)
Total liabilities and equity	$415,551	$183,063	$—	$(188,473)	$410,141

Condensed Income Statement
12. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
(UNAUDITED)

	Three Months Ended March 31, 2015
	Issuer	Guarantors Subsidiaries	Non-Guarantors Subsidiaries	Combining and Consolidated Adjustments	Total

Revenues from affiliates	$—	$32,846	$—	$—	$32,846

Operating costs and expenses
Operating and maintenance expenses		8,434	—	—	8,434
General and administrative expenses	2,953	109	—	—	3,062
Depreciation and amortization expense	—	1,633	—	—	1,633
Total operating costs and expenses	2,953	10,176	—	—	13,129

Operating income (loss)	(2,953)	22,670	—	—	19,717

Other income (expenses)
Equity in earnings (loss) of subsidiaries	22,680	—	—	(22,680)	—
Interest expenses net and other financing costs	(1,803)	10	—	—	(1,793)
Amortization of loan fees	(162)	—	—	—	(162)
Other income, net	$—	$—	$—	—	$—
Net income (loss)	$17,762	$22,680	$—	$(22,680)	$17,762
Less: Net income attributable to Predecessor	—	1,053	—	—	1,053
Limited partners' interest in net income attributable to the Partnership	$17,762	$21,627	$—	$(22,680)	$16,709

Condensed Cash Flow Statement
12. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW
(UNAUDITED)

	Three Months Ended March 31, 2015
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash flows from operating activities:
Net income (loss)	$17,762	$22,680	$—	$(22,680)	$17,762
Adjustments to reconcile net income to net
cash provided by operating activities:
Depreciation and amortization	—	1,633	—	—	1,633
Amortization of deferred financing fees	162	—	—	—	162
Unit-based compensation expense	930	—	—	—	930
Equity in earnings	(22,680)	—	—	22,680	—
Changes in current assets and current liabilities:
Accounts receivable- affiliates	—	(2,320)	—	—	(2,320)
Prepaid expenses and other current assets	100	(6)	—	—	94
Accounts payable- affiliates	9	(310)	—	—	(301)
Accounts payable and accrued liabilities	257	(303)	—	—	(46)
Amounts due to/from related parties	20,534	(20,534)	—	—	—
Other assets and liabilities	(15)	—	—	—	(15)
Net cash provided by (used in) operating activities	17,059	840	—	—	17,899

Cash flows from investing activities:
Expenditures for property, plant and equipment	—	(76)	—	—	(76)
Purchase of marketable securities	(689,693)	—	—	—	(689,693)
Maturities of marketable securities	689,697	—	—	—	689,697
Investment in subsidiaries	(164)	164	—	—	—
Net cash provided by (used in) investing activities	(160)	88	—	—	(72)

Cash flows from financing activities:
Parent contributions	—	(928)	—	—	(928)
Distributions to unitholders	(10,885)	—	—	—	(10,885)
Net cash provided by (used in) financing activities	(10,885)	(928)	—	—	(11,813)

Net increase in cash and cash equivalents	6,014	—	—	—	6,014
Cash and equivalents, beginning of period	14,165	—	—	—	14,165
Cash and equivalents, end of period	$20,179	$—	$—	$—	$20,179